Income tax (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		36 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Sep. 30, 2016 CNY (¥)	Mar. 31, 2016 CNY (¥)
Income tax
Effective income tax rate	42.20%	40.30%	42.10%	46.10%
Unremitted earnings that may be subject to the withholding tax	$ 191,084									¥ 1,274,246
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries	19,108									127,425
Interest and penalties related to unrecognized tax benefits			¥ 0
The PRC
Income tax
Statutory income tax rate			25.00%
Withholding tax rate			10.00%
Provision for income taxes on undistributed earnings			¥ 0
PRC subsidiary
Income tax
Provision for withholding tax	$ 2,534									¥ 16,900	¥ 14,300
Beijing Jiachenhong
Income tax
HNTE preferential tax rate									15.00%
Beijing Jiachenhong | Forecast
Income tax
HNTE preferential tax rate							15.00%
Guangzhou Nuoya
Income tax
HNTE preferential tax rate			15.00%					15.00%
Guangzhou Nuoya | Forecast
Income tax
HNTE preferential tax rate					15.00%
Zhejiang Lukou | Forecast
Income tax
HNTE preferential tax rate						15.00%